Statement of cash flows - supplementary information - Net change in film and television programs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
Decrease (increase) in development	$ 553	$ (434)
Decrease (increase) in productions in progress	5,687	19,769
Decrease (increase) in productions completed and released	(38,527)	(52,854)
Expense of film and television programs	40,165	33,554
Decrease (increase) in program and film rights - broadcasting	(13,523)	(14,110)
Expense of film and broadcast rights for broadcasting	14,919	18,546
Net change in film and television programs	$ 9,274	$ 4,471